QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-03877
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                       Investment Company Act file number


                              Z Seven Fund, Inc.
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              (Exact name of registrant as specified in charter)


                               1819 S. Dobson Road
                                    Suite 207
                            Mesa, Arizona 85202-5656
                             Attention: Barry Ziskin
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              (Address of principal executive offices) (Zip code)


                             Thomas R. Westle, Esq.
                                 Blank Rome LLP
                              The Chrysler Building
                              405 Lexington Avenue
                            New York, New York 10174
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                    (Name and address of agent for service)

                                 480-820-7482
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              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
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                      Date of reporting period: 09/30/09
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.

                               Z-SEVEN FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                   (unaudited)
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 Number   Security Description % of        Market
   of                          Net Assets   Value
 Shares
---------------------------------------------------
---------------------------------------------------
          COMMON STOCKS     100.00%
          BIOTECHNOLOGY:      5.03%
    4,200 Techne Corp.                   $ 262,710
                                    ---------------
                                    ---------------
          COMPUTER SERVICES:  9.85%
   13,300 Cognizant Techology Solutions Cor514,178
                                    ---------------
                                    ---------------
          CONFECTION:        13.49%
      290 Lindt & Sprungli AG              704,082
                                    ---------------
                                    ---------------
          INFORMATION & RESEA14.39%RVICES:
    3,500 FactSet Research, Inc.           231,840
    9,100 Forrester Research , Inc.*       242,424
   77,000 RPS Group PLC                    276,881
                                    ---------------
                                    ---------------
                                           751,145
                                    ---------------
                                    ---------------
          INVESTMENT MANAGERS12.29%
   46,143 Rathbone Brothers PLC            641,571
                                    ---------------
                                    ---------------
          MISCELLANEOUS:      5.08%
   12,600 Sun Hydraulics Corp.             265,356
                                    ---------------
                                    ---------------
          PHARMACEUTICALS:   12.21%
    2,697 Novartis AG                      134,941
   11,900 UCB SA                           502,218
                                    ---------------
                                    ---------------
                                           637,159
                                    ---------------
                                    ---------------
          SPECIALTY CHEMICALS:8.49%
    9,345 Balchem Corporation              245,774
   21,000 United Guardian, Inc.            197,610
                                    ---------------
                                    ---------------
                                           443,384
                                    ---------------
                                    ---------------
          VETERINARY PRODUCTS10.11%
   28,000 PetMed Express, Inc.*            527,800
                                    ---------------
                                    ---------------
          TOTAL COMMON STOCKS            4,747,385
                                    ---------------
                                    ---------------
          OPTIONS:            9.06%
Contracts
----------
----------
      280 Mini Nasdaq 100 Index Puts @$175.     135,800
          exires October 2009
      140 Mini Nasdaq 100 Index Puts @$177.     591,000
          exires October 2009
       98 Mini Russell 2000 Index Puts @$60.     11,760
          expires October 2009
      392 Mini Russell 2000 Index Puts @$62     101,920
          expires October 2009
      294 Mini Russell 2000 Index Puts @$65     132,300
          expires October 2009
                                         ---------------
                                         ---------------
          TOTAL OPTIONS                         472,780
                                         ---------------
                                         ---------------

          Total Securities  100.00%         $ 5,220,165

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:


Valuation Inputs:                               Investment in Securities:
Level 1 - Quoted Prices                                 $ 5,220,165
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                           ---------
                                                           ---------
   Total:                                               $ 5,220,165
                                                           ---------
                                                           ---------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Z Seven Fund, Inc.
             -----------------------------



By:  /s/ Barry Ziskin
     -------------------------------------
         Barry Ziskin
         Principal Executive Officer

Date: November 20, 2009
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Barry Ziskin
     -------------------------------------
         Barry Ziskin
         Principal Executive Officer

Date: November 20, 2009
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By:  /s/ Barry Ziskin
     -------------------------------------
         Barry Ziskin
         Principal Financial Officer

Date: November 20, 2009
      ------------------------------------